Other Operating Expenses - Summary of General and Administrative Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Expenses by nature [abstract]
Salaries and wages	$ 114,097	$ 121,100
Consulting fees	5,614	4,315
Office and general	48,432	46,706
Professional fees	4,282	6,781
Merchant Processing Fees	7,081	6,793
Director fees	942	685
Other	1,714	863
General and administrative expense	$ 182,162	$ 187,243